UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

August 31, 2019

NETLease Corporate Real Estate ETF

Ticker: NETL

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

NETLease Corporate Real Estate ETF

NETLease Corporate Real Estate ETF

Dear NETL Shareholders,

Thank you for your investment in The NETLease Corporate Real Estate ETF (the “Fund” or “NETL”). The information presented in this report covers the period from inception on March 21, 2019 through August 31, 2019 (the “current fiscal period”).

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Fundamental Income Net Lease Real Estate Index (the “Index”). The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the net lease real estate sector (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The Index may include American Depositary Receipts (“ADRs”). The Index includes securities of companies with a diversified customer, tenant, or obligor base (collectively, “Diversified Companies”), and may also include securities of companies with more than half of their revenue being generated from a single customer, tenant, or obligor (collectively, “Non-Diversified Companies”).

During the current fiscal period, the Fund was up 10.32% at market and 10.18% at NAV. This compares to the Index which was up 10.50% and the S&P 500® Index, the Fund’s broad market benchmark, that was up 3.42% during the current fiscal period.

The largest positive contributor to return for the current fiscal period was VEREIT, Inc. (VER), gaining 19.36% and adding 1.56% to the return of the Fund. The second largest contributor was W.P. Carey, Inc. (WPC), gaining 19.48% and contributing 1.46% to the return of the Fund for the current fiscal period. The third most positive contributor for the current fiscal period was STORE Capital Corporation (STOR), gaining 16.17% and adding 1.27% to the return of the Fund.

The only negative contributor to return for the current fiscal period was One Liberty Properties, Inc. (OLP) down - 6.77% and detracting - 0.13% from the return of the Fund.

The Index is reconstituted and rebalanced quarterly as of the close of business on the third Friday of each March, June, September, and December based on data as of the end of the previous month.

We appreciate your investment in The NETLease Corporate Real Estate ETF.

Sincerely,
J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

NETLease Corporate Real Estate ETF

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Investments in real estate companies and REITs involve unique risks, including limited financial resources, they may trade less frequently and in limited volume, and they may be more volatile than other securities. In addition, securities in the real estate sector are subject to certain risks associated with direct ownership of real estate and the risk that the value of their underlying real estate may go down. Companies in the Net Lease Real Estate sector may be affected by unique factors related to leasing properties to single tenants including dependence on the financial performance of its’ tenants and lease terms related to rent escalations based on economic measurements. The Fund may invest in foreign securities which involves political, economic and currency risks, differences in accounting methods and greater volatility. Investments in small and mid-sized companies have historically been subject to greater investment risk than large company stocks.

Fundamental Income Net Lease Real Estate Index is a rules-based index that tracks the performance of the U.S. listed net lease real estate sector. The Index identifies real estate companies, including real estate investment trusts (REITs), screens each real estate company for property type and tenant, and assigns only those companies identified as net lease to the index.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 4.

The NETLease Corporate Real Estate ETF is distributed by Quasar Distributors, LLC.

NETLease Corporate Real Estate ETF

Portfolio Allocation
As of August 31, 2019 (Unaudited)

Sector	Percentage of Net Assets
Real Estate and Rental and Leasing ♦	87.4%
Finance and Insurance	12.3
Short-Term Investments	0.3
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

♦

The Index, and consequently the Fund, is expected to concentrate its investments (i.e. hold more than 25% of its total assets) in real estate companies. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

NETLease Corporate Real Estate ETF

Schedule of Investments
August 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCK — 99.7%
	Finance and Insurance — 12.3%
19,284	Spirit Realty Capital, Inc.	$924,475
19,822	W.P. Carey, Inc.	1,780,017
		2,704,492
	Real Estate and Rental and Leasing — 87.4% ♦
12,289	Agree Realty Corporation	917,865
10,534	EPR Properties	824,285
38,313	Essential Properties Realty Trust, Inc.	870,088
11,956	Four Corners Property Trust, Inc.	340,626
18,228	Gaming and Leisure Properties, Inc.	713,079
26,574	Getty Realty Corporation	843,990
28,278	Gladstone Commercial Corporation	641,062
44,691	Global Net Lease, Inc.	857,173
43,625	Industrial Logistics Properties Trust	933,139
8,562	Innovative Industrial Properties, Inc.	763,388
89,728	Lexington Realty Trust	932,274
16,815	MGM Growth Properties LLC - Class A	518,575
19,383	Monmouth Real Estate Investment Corporation	254,305
30,739	National Retail Properties, Inc.	1,725,995
16,794	One Liberty Properties, Inc.	449,743
23,478	Realty Income Corporation	1,732,912
10,828	Safehold, Inc.	317,260
41,905	Spirit MTA REIT	352,002
28,197	STAG Industrial, Inc.	819,969
48,086	STORE Capital Corporation	1,815,727
185,317	VEREIT, Inc.	1,806,841
32,458	VICI Properties, Inc.	719,269
		19,149,567
	TOTAL COMMON STOCK (Cost $20,572,205)	21,854,059

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Schedule of Investments
August 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
58,677	First American Government Obligations Fund - Class X, 2.03% *	$58,677
	TOTAL SHORT-TERM INVESTMENTS (Cost $58,677)	58,677
	TOTAL INVESTMENTS — 100.0% (Cost $20,630,882)	21,912,736
	Other Assets in Excess of Liabilities — 0.0% +	5,180
	NET ASSETS — 100.0%	$21,917,916

Percentages are stated as a percent of net assets.

♦

The Index, and consequently the Fund, is expected to concentrate its investments (i.e. hold more than 25% of its total assets) in real estate companies. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of August 31, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Statement of Assets and Liabilities
August 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value (Cost $20,630,882)	$21,912,736
Dividends and interest receivable	15,991
Total Assets	21,928,727

LIABILITIES
Management fees payable	10,811
Total Liabilities	10,811

NET ASSETS	$21,917,916

Net Assets Consist of:
Paid-in capital	$20,350,760
Total distributable earnings (accumulated deficit)	$1,567,156
Net assets	$21,917,916

Net Asset Value:
Net assets	$21,917,916
Shares outstanding ^	800,000
Net asset value, offering and redemption price per share	$27.40

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Statement of Operations
For the Period Ended August 31, 2019* (Unaudited)

INCOME
Dividends	$326,413
Interest	256
Total investment income	326,669

EXPENSES
Management fees	39,149
Total expenses	39,149
Net investment income (loss)	287,520

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	82,759
Change in unrealized appreciation (depreciation) on investments	1,281,854
Net realized and unrealized gain (loss) on investments	1,364,613
Net increase (decrease) in net assets resulting from operations	$1,652,133

*	The Fund commenced operations on March 21, 2019. The information presented is for the period from March 21, 2019 to August 31, 2019.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Statement of Changes in Net Assets

Period Ended August 31, 2019* (Unaudited)
OPERATIONS
Net investment income (loss)	$287,520
Net realized gain (loss) on investments	82,759
Change in unrealized appreciation (depreciation) on investments	1,281,854
Net increase (decrease) in net assets resulting from operations	1,652,133

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(84,977)
Total distributions to shareholders	(84,977)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,020,938
Payments for shares redeemed	(670,178)
Net increase (decrease) in net assets derived from capital share transactions (a)	20,350,760
Net increase (decrease) in net assets	$21,917,916

NET ASSETS
Beginning of period	$—
End of period	$21,917,916

(a)	A summary of capital share transactions is as follows:

Period Ended August 31, 2019* (Unaudited)
Shares
Subscriptions	825,000
Redemptions	(25,000)
Net increase (decrease)	800,000

*	The Fund commenced operations on March 21, 2019. The information presented is for the period from March 21, 2019 to August 31, 2019.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended August 31, 2019 (1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.51
Net realized and unrealized gain (loss) on investments	2.03
Total from investment operations	2.54

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$27.40

Total return	10.18	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$21,918

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)
Net investment income (loss) to average net assets	4.41	%(4)

Portfolio turnover rate (5)	3	%(3)

(1)	Commencement of operations on March 21, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

NETLease Corporate Real Estate ETF

Notes to Financial Statements

August 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

NETLease Corporate Real Estate ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Fundamental Income Net Lease Real Estate Index (the “Index”). The Fund commenced operations on March 21, 2019.

The end of the reporting period for the Fund is August 31, 2019, and the period covered by these Notes to Financial Statements is the period from March 21, 2019 to August 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stock	$21,854,059	$—	$—	$21,854,059
Short-Term Investments	58,677	—	—	58,677
Total Investments in Securities	$21,912,736	$—	$—	$21,912,736

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

H.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administrations and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.60% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $600,351 and $509,255, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $21,026,034 and $627,684, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $84,977 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except

NETLease Corporate Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

NETLease Corporate Real Estate ETF

Expense Example

For the Period Ended August 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 21, 2019 – August 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

NETLease Corporate Real Estate ETF

Expense Example
For the Period Ended August 31, 2019 (Unaudited) (Continued)

	Beginning Account Value March 21, 2019(1)	Ending Account Value August 31, 2019	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,101.80	$2.82(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.18	$3.06(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized period expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 163/365 days to reflect the current fiscal period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

NETLease Corporate Real Estate ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 9-10, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Trade Concepts, LLC (the “Adviser” or “ETC”) and the Trust, on behalf of the NETLease Corporate Real Estate ETF (“NETL” or the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as Adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the firm’s fees and other aspects of the Agreement. The Board then discussed the Materials and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to NETL. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as their experience with the Adviser as the investment adviser to certain other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions

NETLease Corporate Real Estate ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited) (Continued)

that included, among other things, information about the background and experience of the firm’s compliance personnel, the service to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to NETL, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various NETL policies and procedures and with applicable securities regulations, and monitoring the extent to which NETL achieved its investment objective as a passively-managed fund.

Historical Performance. The Board noted that NETL had not yet commenced operations and concluded that the performance of NETL, thus, was not a relevant factor in their deliberations. The Board also considered that NETL is designed to track the performance of an index. Consequently, with respect to NETL’s performance, the Board in the future would focus on whether NETL’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for NETL and compared it to the universe of Real Estate ETFs as reported by Morningstar. The Board noted the expense ratio for NETL was significantly higher than the median of such peer group. The Board also considered a list of competitors identified by the Adviser and noted that NETL’s proposed expense ratio was higher than its most direct competitors. The Board determined that NETL’s expense ratio was reasonable given the unique nature of the fund’s underlying index and NETL’s investment strategy as a passively-managed fund.

The Board took into consideration that the advisory fee for NETL was a “unified fee,” meaning it would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the NETL’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with NETL, taking into account an analysis of the Adviser’s profitability with respect to NETL and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that NETL had not yet commenced operations and consequently, the future size of NETL was generally unpredictable. The Board noted it intends to monitor fees as NETL grows in size and assess whether fee breakpoints may be warranted.

NETLease Corporate Real Estate ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

NETLease Corporate Real Estate ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.netleaseetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.netleaseetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.netleaseetf.com.

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Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Index Provider

Fundamental Income Strategies, LLC
5134 North Central Avenue, Suite 104
Phoenix, Arizona 85012

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

NETLease Corporate Real Estate ETF

Symbol – NETL
CUSIP – 26922A248

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	November 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	November 5, 2019

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	November 5, 2019

*	Print the name and title of each signing officer under his or her signature.